4. Business Combination (Details - Allocation of purchase price) - HereLab [Member]	11 Months Ended
Dec. 14, 2017 USD ($)
Business Combination assumed assets/liabilities
Assumed current assets	$ 3,119
Assumed current liabilities	(3,331)
Net assets acquired	495,000
Total consideration	495,000
Field Tests [Member]
Business Combination assumed assets/liabilities
Identifiable intangible assets	302,079
Sensor Integrations [Member]
Business Combination assumed assets/liabilities
Identifiable intangible assets	128,755
Board Designs [Member]
Business Combination assumed assets/liabilities
Identifiable intangible assets	$ 64,378